Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	DSI Realty Income Fund VI
Entity Central Index Key	0000318835
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	23,753
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 667,743	$ 654,699
Property Net	1,577,562	1,573,503
Net Rent Receivables	159,345	152,386
Prepaid Advertising	14,711	18,468
Other Assets	19,500	24,577
TOTAL	2,438,861	2,423,633
LIABILITIES:
Distribution due to Partners	209,938	209,938
Incentive Management Fee Liability	16,134
Property Management Fee Liability	12,720	11,620
Deferred Income	33,703	32,776
Accrued Expenses	24,724	31,388
Other Liabilities	26,510	19,424
Total Liabilities	323,729	305,146
PARTNERS' EQUITY:
General Partners	(70,036)	(70,002)
Limited Partners	2,185,168	2,188,489
Total Partners' Equity	2,115,132	2,118,487
TOTAL	$ 2,438,861	$ 2,423,633

Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Self-storage rental income	$ 2,260,901	$ 2,269,417
Ancillary operating revenue	212,029	202,273
Interest and other income	225	288
TOTAL	2,473,155	2,471,978
EXPENSES:
Depreciation	20,172	16,539
Operating	1,034,514	1,075,218
General and administrative	297,193	264,429
General partners' incentive management fee	88,685	87,738
Property management fee	146,072	147,263
Total	1,586,636	1,591,187
NET INCOME	886,519	880,791
AGGREGATE INCOME ALLOCATED TO:
General partners	8,865	8,808
Limited partners	877,654	871,983
TOTAL	886,519	880,791
Weighted average limited partnership units outstanding	23,753	23,753
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 37.23	$ 36.71

Statements of Partners' Equity (Deficit) (USD $)	General Partners	Limited Partners	Total
Beginning Balance at Dec. 31, 2009	$ (70,219)	$ 2,166,971	$ 2,096,752
Net Income Allocation	8,808	871,983	880,791
Distributions	8,591	850,465	859,056
Ending Balance at Dec. 31, 2010	(70,002)	2,188,489	2,118,487
Net Income Allocation	8,865	877,654	886,519
Distributions	8,899	880,975	889,874
Ending Balance at Dec. 31, 2011	$ 70,036	$ 2,185,168	$ 2,115,132

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 886,519	$ 880,791
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	20,172	16,539
Changes in assets and liabilities:
Other assets	1,875	(7,031)
Incentive management fee payable to General Partners	16,134	(25,852)
Property management fees payable	1,100	(143)
Customer deposits and other liabilities	1,349	(189)
Net cash provided by operating activities	927,149	864,115
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(24,231)	(26,720)
Net cash used in investing activities	(24,231)	(26,720)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(889,874)	(859,056)
Net cash used in financing activities	(889,874)	(859,056)
NET DECREASE IN CASH AND CASH EQUIVALENTS	13,044	(21,661)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	654,699	676,360
CASH AND CASH EQUIVALENTS AT END OF PERIOD	667,743	654,699
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	209,938	209,938

General	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
General

DSI Realty Income Fund VI, a California Limited Partnership (the "Partnership"), has three general partners (DSI Properties, Inc., RJC Capital Management, LLC and JWC Capital Management, LLC) and limited partners owning 23,753 limited partnership units, which were purchased for $500 per unit. The general partners have made no capital contributions to the Partnership and are not required to make any capital contributions in the future. The Partnership has a maximum life of 50 years and was formed on March 27, 1981, under the California Uniform Limited Partnership Act for the primary purpose of acquiring and operating real estate.

DSI Properties, Inc. is an affiliate of Diversified Securities, Inc., a wholly-owned subsidiary of DSI Financial, Inc. The General Partners provide similar services to other partnerships. Through its public offering of Limited Partnership Units, the Partnership sold twenty-three thousand seven hundred fifty-three (23,753) units of limited partnership interests, aggregating Eleven Million Eight Hundred Seventy-Six Thousand Five Hundred Dollars ($11,876,500). The General Partners have retained a one percent (1%) interest in all profits, losses and distributions (subject to certain conditions), without making any capital contribution to the Partnership. The General Partners are not required to make any capital contributions to the Partnership in the future.

The Partnership owns mini-storage facilities located in Vallejo, California; Arvada, Federal Heights and Colorado Springs, Colorado; and two in Santa Rosa, California. All facilities were purchased from Dahn Corporation ("Dahn"). Dahn is not affiliated with the Partnership. Dahn is affiliated with other partnerships in which DSI Properties, Inc. is a general partner (see Note 6).

Summary of Sig	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Summary of Sig

Cash and Cash Equivalents - The Partnership classifies its short-term investments purchased with an original maturity of three months or less as cash equivalents.

Uncollected Rental Revenue - The Partnership estimates the collectability of uncollected rental revenue on an ongoing basis by reviewing past-due monthly rents and assessing the current creditworthiness of each tenant.  Allowances are provided based on historical write-offs. Allowances on uncollected rental revenue as of December 31, 2011 and 2010 were $39,836 and $38,097, respectively.

Property and Depreciation - Property is recorded at cost and is composed primarily of mini-storage facilities. Depreciation is provided using the straight-line method over an estimated useful life of 20 years for the facilities. Building improvements are depreciated over a five year period. Property under capital leases is amortized over the lesser of the lives of the respective leases or the estimated useful lives of the assets.

Income Taxes - No provision has been made for income taxes in the accompanying financial statements. The taxable income or loss of the Partnership is allocated to each partner in accordance with the terms of the Agreement of Limited Partnership. Each partner's tax status, in turn, determines the appropriate income tax for its allocated share of the Partnership's taxable income or loss. The net difference between the basis of the Partnership's assets and liabilities for federal income tax purposes and as reported for financial statement purposes for the year ended December 31, 2010 is $16,613. For the year ended December 31, 2011 the Partnership changed the accounting method for federal income tax purposes from cash to accrual basis thereby eliminating the difference in the basis of the Partnership’s assets and liabilities between tax and the GAAP basis financial statements. The change in tax accounting method resulted in an adjustment to the limited partners’ capital account for tax purposes only in order to coincide with the accounting method used to prepare the Partnership’s GAAP basis financial statements.

Revenues - Rental income, which is generally earned pursuant to month-to-month leases for storage space, as well as late charges and administrative fees, are recognized as earned. Promotional discounts reduce rental income over the promotional period. Ancillary revenues and interest and other income are recognized when earned.

Advertising Expense - Costs related to advertising in Yellow Pages are capitalized and amortized over 12 months. All other advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2011 and 2010 were $186,922 and $240,866 respectively.

Net Income per Limited Partnership Unit - Net income per limited partnership unit is computed by dividing net income allocated to the limited partners by the weighted average number of limited partnership units outstanding during each year.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Impairment of Long-Lived Assets - The Partnership regularly reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the asset, the Partnership would recognize an impairment loss to the extent the carrying value exceeded the fair value of the property. No impairment losses were required in 2011 or 2010.

Fair Value of Financial Instruments - For all financial instruments, including cash and cash equivalents, other assets, distributions due to partners, incentive management fee payable to general partners, property management fee payable, and customer deposits and other liabilities, carrying values approximate fair values because of the short maturity of those instruments. The carrying value of the capital lease obligations approximates fair value because the terms of the instrument are similar to terms available to the Partnership for similar types of leasing agreements.

Concentrations of Credit Risk - Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash and cash equivalents and uncollected rent revenues. The Partnership places its cash and cash equivalents with high credit quality institutions. Accounts at banks are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. At December 31, 2011, the Partnership had $274,400 in excess of insured limits. The Partnership performs ongoing evaluations of these institutions to limit its concentration of risk exposure. Management believes this risk is not significant due to the financial strength of the financial institutions utilized by the Partnership.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income (loss) as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income (loss) in either a single continuous statement of comprehensive income (loss) which contains two sections, net income (loss) and other comprehensive income (loss), or in two separate but consecutive statements. This guidance will be effective for fiscal years beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to impact its financial position or results of operations, as it only requires a change in the format of presentation.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. While many of the amendments to U.S. GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Partnership does not expect the adoption of the standard update to have a significant impact on its financial position or results of operations.

Property	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property

The total cost of property and accumulated depreciation is as follows as of December 31:

	2011	2010
Land	$ 1,512,000	$ 1,512,000
Buildings and improvements	7,619,941	7,595,710
Rental trucks	161,181	161,181
Total	9,293,122	9,268,891
Less accumulated depreciation	(7,715,560)	(7,695,388)
Property – net	$1,577,562	$1,573,503

In November 2011, the Partnership received a notice of intent for acquisition of the Partnership’s property in Arvada, CO. If, in fact, the property is sold, the proceeds of the sale would be distributed to limited partners. Neither the timing, nor the certainty of a sale or subsequent distribution of proceeds can be determined at this early stage.

Allocation of Profits and Losses	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Allocation of Profits and Losses

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash available for distribution on a cumulative basis, calculated as cash generated from operations less capital expenditures.

Bus Seg	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Bus Seg

Under the Agreement of Limited Partnership, the general partners are to be allocated 1% of the net profits or losses from operations, and the limited partners are to be allocated the balance of the net profits or losses from operations in proportion to their limited partnership interests. The general partners are also entitled to receive a percentage, based on a predetermined formula, of any cash distribution from the sale, other disposition, or refinancing of the project.

In addition, the general partners are entitled to receive an incentive management fee for supervising the operations of the Partnership. The fee is to be paid in an amount equal to 9% per annum of the cash available for distribution on a cumulative basis, calculated as cash generated from operations less capital expenditures.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

The partnership has entered into management agreements with Dahn to operate their mini-storage facility. The management provides for a management fee equal to 6% of gross revenue from operations, which is defined as the entire amount of all receipts from the renting or leasing of storage compartments and sale of locks. The management agreement is renewable annually. Dahn earned management fees equal to $146,072 and $147,263 for the years ended December 31, 2011 and 2010, respectively. Amounts payable to Dahn at December 31, 2011 and 2010, were $12,720 and $11,620, respectively.

Beginning in July 2011, the General Partner, DSI Properties, Inc. performs all tax related work with respect to the Partnership. These services are paid monthly in the amount of $3,572. Tax fees paid to DSI Properties, Inc. for the year ended December 31, 2011 were $21,432.

Schedule III	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Shedule III

REAL ESTATE AND ACCUMULATED DEPRECIATION
As of December 31, 2011

				Costs Capitalized Subsequent to Acquisition	Gross Amount at Which Carried December 31, 2011

	Initial Cost to Partnership								Date of Construction
	Acqu. Date		Buildings and Improvements			Buildings and Improvements		Accumulated Depreciation
Description		Land			Land		Total
MINI-U-STORAGE
Vallejo, CA	06/81	$258,000	$1,320,789	$ 58,135	$258,000	$ 1,378,924	$1,636,924	$ 1,363,068	11/81
Santa Rosa, CA II	08/81	190,000	865,608	28,231	190,000	893,839	1,083,839	893,230	08/81
Arvada, CO	06/82	305,000	1,759,608	90,613	305,000	1,850,221	2,155,221	1,840,793	12/83
Santa Rosa, CA III	12/82	157,000	715,122	23,323	157,000	738,445	895,445	737,942	10/83
Federal Heights, CO	03/83	260,000	1,013,972	60,569	260,000	1,074,541	1,334,541	1,058,165	10/83
Colorado Springs, CO	04/83	342,000	1,518,487	165,484	342,000	1,683,971	2,025,971	1,661,181	03/84
		$1,512,000	$7,193,586	$ 426,355	$1,512,000	$ 7,619,941	$9,131,941	$ 7,554,379

Notes:
1. Depreciation expense is computed using the straight-line method over an estimated useful life of 20 years for the buildings.

2. There are no encumbrances.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

 Events subsequent to December 31, 2011 have been evaluated through the date these financial statements were issued, to determine whether they should be disclosed to keep the financial statements from being misleading. Management found no subsequent events that should be disclosed.